Federal Income Taxes	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
Federal Income Taxes
(17)	Federal Income Taxes

The following temporary differences gave rise to the net deferred tax asset at December 31, 2016 and 2015.

(Dollars in thousands)	2016	2015
Deferred tax assets:
Allowance for loan and lease losses	$2,442	$2,097
Loan fees	82	79
Deferred compensation	906	313
Benefit plans	955	586
Unrealized loss on securities	1,504	—
Nonaccrual interest	—	554
Business combination adjustments	720	1,166
Other	177	170

	6,786	4,965

Deferred tax liabilities:
Depreciation	(1,175)	(1,074)
Bond accretion	(117)	(111)
Goodwill and intangibles	(500)	(472)
Unrealized gain on securities	—	(806)
Prepaid expenses	(312)	(240)
Business combination adjustments	(367)	(428)
Other	(29)	(13)

	(2,500)	(3,144)

Deferred tax asset, net	$4,286	$1,821

In assessing the realizability of federal or state deferred tax assets, management considers whether it is more likely than not some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during periods in which those temporary differences become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income, and prudent, feasible and permissible as well as available tax planning strategies in making this assessment. Based on the level of historical taxable income and projections for future taxable income over the periods in which the deferred tax assets are deductible, management believes it is more likely than not that Mid Penn will realize the benefits of these deferred tax assets.

The provision for income taxes consists of the following:

(Dollars in thousands)	2016	2015	2014
Current expense	$2,613	$647	$1,574
Deferred (benefit) expense	(336)	997	(112)

Total provision for income taxes	$2,277	$1,644	$1,462

A reconciliation of income tax at the statutory rate of 34% to Mid Penn’s effective rate is as follows:

(Dollars in thousands)	2016	2015	2014
Provision at the expected statutory rate	$3,428	$2,779	$2,435
Effect of tax-exempt income	(1,089)	(1,105)	(1,086)
Effect of investment in life insurance	(90)	(91)	(68)
Nondeductible interest	41	37	42
Nondeductible merger and acquisition expense	—	34	163
Other items	(13)	(10)	(24)

Provision for income taxes	$2,277	$1,644	$1,462

Mid Penn has no unrecognized tax benefits that, if recognized, would favorably affect the effective income tax rate in future periods. Mid Penn does not expect the total amount of unrecognized tax benefits to significantly increase or decrease in the next twelve months.

No amounts for interest and penalties were recorded in income tax expense in the consolidated statement of income for the years ended December 31, 2016, 2015, or 2014. There were no amounts accrued for interest and penalties at December 31, 2016 or 2015.

Mid Penn and its subsidiaries are subject to U.S. federal income tax and income tax for the state of Pennsylvania. With limited exceptions, Mid Penn is no longer subject to examination by taxing authorities for years before 2013.